UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Pin Oak Investment Advisors, Inc.
Address:	4545 Post Oak Place
		Suite 310
		Houston, Texas  77027

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   August 7, 2003

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		 0

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  $88,701

List of Other Included Managers:         NONE


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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/10 Berkshire Hthwy           COM              084670108     1812      250 SH       SOLE                      250
AOL Time Warner                COM              00184A105      549    34101 SH       SOLE                    34101
Abbott Labs                    COM              002824100     1225    27984 SH       SOLE                    27984
Alliance Cap Mgmt              COM              01855A101     2245    61500 SH       SOLE                    61500
Altria Group Inc               COM              718154107      715    15735 SH       SOLE                    15735
American Express               COM              025816109     2647    63300 SH       SOLE                    63300
American Intl Group            COM              026874107     1636    29641 SH       SOLE                    29641
Amsouth Bancorp                COM              032165102      373    17060 SH       SOLE                    17060
Anheuser Busch                 COM              035229103      604    11840 SH       SOLE                    11840
Applied Materials              COM              038222105     1927   121626 SH       SOLE                   121626
Auto Data Processing           COM              053015103     1817    53650 SH       SOLE                    53650
Bank of America                COM              060505104     2063    26105 SH       SOLE                    26105
Berkshire Hathaway             COM              084670207     2500     1029 SH       SOLE                     1029
Boeing                         COM              097023105      934    27200 SH       SOLE                    27200
Bristol Myers Squibb           COM              110122108      979    36070 SH       SOLE                    36070
Buckeye Ptnrs LP               COM              118230101      683    17400 SH       SOLE                    17400
Cardinal Health Inc            COM              14149Y108     2180    33900 SH       SOLE                    33900
ChevronTexaco                  COM              166764100      271     3759 SH       SOLE                     3759
Cisco Systems Inc              COM              17275R102     1411    84037 SH       SOLE                    84037
Citigroup                      COM              172967101     2138    49963 SH       SOLE                    49963
Coca Cola                      COM              191216100     2715    58490 SH       SOLE                    58490
Colgate-Palmolive              COM              194162103      794    13700 SH       SOLE                    13700
Crescent Real Est              COM              225756105      174    10500 SH       SOLE                    10500
Dell Inc                       COM              247025109     1853    58184 SH       SOLE                    58184
Disney, Walt Hldg Co           COM              254687106      730    36976 SH       SOLE                    36976
EMC Corp                       COM              268648102      389    37190 SH       SOLE                    37190
Exxon Mobil Corp               COM              30231G102     3216    89556 SH       SOLE                    89556
First Data Corp                COM              319963104     2318    55934 SH       SOLE                    55934
GATX Corporation               COM              361448103      710    43450 SH       SOLE                    43450
General Electric               COM              369604103     2659    92722 SH       SOLE                    92722
Gillette                       COM              375766102     1778    55821 SH       SOLE                    55821
Grey Wolf Inc                  COM              397888108       44    11000 SH       SOLE                    11000
Home Depot Inc                 COM              437076102     2947    88982 SH       SOLE                    88982
Intel                          COM              458140100     2596   124760 SH       SOLE                   124760
Intl Business Mach             COM              459200101     1724    20900 SH       SOLE                    20900
JP Morgan Chase                COM              616880100      423    12385 SH       SOLE                    12385
Johnson & Johnson              COM              478160104     2830    54740 SH       SOLE                    54740
Kinder Morgan Mgmt             COM              49455U100      470    12550 SH       SOLE                    12550
Kraft Foods Inc                COM              50075N104     2025    62200 SH       SOLE                    62200
Merck                          COM              589331107     2601    42951 SH       SOLE                    42951
Microsoft Corp                 COM              594918104     1403    54720 SH       SOLE                    54720
Moodys Corp                    COM              615369105     2264    42950 SH       SOLE                    42950
Pepsico                        COM              713448108     3046    68446 SH       SOLE                    68446
Pfizer                         COM              717081103     3618   105946 SH       SOLE                   105946
Procter & Gamble Co            COM              742718109     2360    26459 SH       SOLE                    26459
Qualcomm Inc                   COM              747525103     1053    29312 SH       SOLE                    29312
Southwest Bancorp              COM              84476R109      565    17374 SH       SOLE                    17374
Texas Instruments              COM              882508104      408    23201 SH       SOLE                    23201
Tyco Intl Ltd New              COM              902124106      569    29989 SH       SOLE                    29989
Walmart                        COM              931142103     2954    55045 SH       SOLE                    55045
Washington Mutual              COM              939322103     3207    77655 SH       SOLE                    77655
Weingarten Realty              COM              948741103      587    14000 SH       SOLE                    14000
BP PLC ADR                     SPONS.ADR        055622104     1695    40333 SH       SOLE                    40333
Nokia Corp ADR                 SPONS.ADR        654902204      838    51015 SH       SOLE                    51015
Royal Dutch Pet ADR            SPONS.ADR        780257804     2428    52071 SH       SOLE                    52071